Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 128,916	$ 50,005	$ 37,221
Deposits at call	412	421	542
Cash and cash equivalents	$ 129,328	$ 50,426	$ 37,763	$ 45,761